Convertible Notes (Tables)	12 Months Ended
Mar. 31, 2025
Convertible Notes [Abstract]
Schedule of Embedded Derivative Liability
The following key inputs and assumptions were used when determining the value of the embedded derivative liability:

	November 15, 2024	March 31, 2025
Share Price:	3.34	3.87
Credit spread (basis points):	809	559
Risk free rate:	3.84%	3.66%
Volatility:	42%	42%
Dividend yield:	0.75%	0.65%

Schedule of Continuity of the Host Liability and Embedded Derivative Liability
The continuity of the host liability and embedded derivative liability is as follow:

Convertible Notes	Host liability	Derivative liability	Total
Balance as at April 1, 2024	$—	$—	$—
Issuance	110,880	39,120	150,000
Allocated transaction costs	(4,935)	—	(4,935)
Interest accretion	4,708	—	4,708
Changes on fair value valuation	—	9,908	9,908
Balance as at March 31, 2025	$110,653	$49,028	$159,681

Presentation
Current liability	2,460	—	2,460
Non-current liability	108,193	49,028	157,221
Total	$110,653	$49,028	$159,681